KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Global Portfolio
Consolidated Portfolio of Investments - September 30, 2021 (Unaudited)

COMMON STOCKS - 39.75%	Shares	Value
Accommodation - 1.72%
Civeo Corp. - ADR *	20,033	$450,542

Aerospace and Defense - 5.33%
CACI International, Inc. - Class A *[c]	5,324	1,395,421
Elbit Systems Ltd. - ADR	10	1,448
		1,396,869
Agriculture Operations - 0.05%
Wilmar International Ltd.	4,200	13,022

Diversified Real Estate Activities - 0.92%
PrairieSky Royalty Limited *	22,600	241,059

Funds, Trusts, and Other Financial Vehicles - 2.08%
Grayscale Ethereum Classic Trust *	24	657
Mesabi Trust	18,300	543,693
		544,350
Global Exchanges - 1.32%
Japan Exchange Group Inc. - ADR *^	400	4,972
Euronext NV	1,120	126,751
Deutsche Boerse AG	600	97,649
ASX Ltd.	800	46,847
B3 SA - Brasil Bolsa Balcao	30,000	70,403
		346,622

Industrial Machinery Manufacturing - 0.59%
TerraVest Industries, Inc.*	8,000	153,419

Management of Companies and Enterprises - 3.33%
Associated Capital Group, Inc. - Class A	4,400	164,604
Galaxy Digital Holdings Ltd. *	43,400	707,229
		871,833
Mining (except Oil and Gas) - 4.19%
Altius Minerals Corp. *	200	2,459
Franco-Nevada Corporation - ADR	3,600	467,676
NovaGold Resources, Inc. - ADR *	4,000	27,520
Sandstorm Gold Ltd. - ADR *	36,400	209,664
Wheaton Precious Metals Corporation - ADR	10,400	390,832
		1,098,151
Oil and Gas Extraction - 13.34%
Texas Pacific Land Corp. [c]	2,890	3,495,050

Other Financial Investment Activities - 1.82%
Brookfield Asset Management, Inc. - Class A	4,000	214,040
Burford Capital Ltd.	300	3,274
GAMCO Investors, Inc. - Class A	8,400	221,592
Morgan Group Holding Co. *[f]	53	276
Omni Bridgeway Ltd. *	15,000	37,738
		476,920
Other Investment Pools and Funds - 0.46%
Partners Value Investments LP *[g]	2,193	120,766

Other Pipeline Transportation - 0.03%
Rubis SCA	200	6,925

Other Telecommunications - 0.00%
Liberty Latin America Limited - Class A - ADR *	9	118
Liberty Latin America Limited - Class C - ADR *	22	288
		406
Personal and Laundry Services - 0.05%
IAC/InterActiveCorp*	100	13,029

Real Estate - 0.34%
DREAM Unlimited Corp. *[f]	100	2,212
Tejon Ranch Co.*	4,900	87,024
		89,236
Securities and Commodities Exchanges - 0.37%
CME Group, Inc.	200	38,676
IntercontinentalExchange Group, Inc.	500	57,410
		96,086
Support Activities for Mining - 0.07%
Maverix Metals, Inc. - ADR	4,000	17,880

Support Activities for Water Transportation - 2.40%
Braemar Shipping Services plc	2,200	7,529
Clarkson plc	11,100	568,334
Siem Industries, Inc. - ADR *[f]	5,500	52,250
		628,113
Transportation Equipment Manufacturing - 1.34%
The Boeing Company*	1,600	351,904

TOTAL COMMON STOCKS
(cost $6,129,637)		10,412,182

PREFERRED STOCKS - 0.05%
Other Investment Pools and Funds - 0.05%
Partners Value Investments LP - Class A *[g]	515	11,845

TOTAL PREFERRED STOCKS
(cost $9,785)		11,845

UNIT INVESTMENT TRUST - 20.22%
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 4.25%
Grayscale Bitcoin Trust *[c]	156,520	5,298,202

TOTAL UNIT INVESTMENT TRUST
(cost $236,525)		5,298,202

	Principal
CONVERTIBLE BONDS - 0.00%	Amount	Value
Department Stores - 0.00%
Sears Holdings Corporation, 8.000%, 12/15/2019 ef	41,080	965

TOTAL CONVERTIBLE BONDS
(cost $41,080)		965

CORPORATE BONDS - 0.00%
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.00%
GAMCO Investors, Inc., 4.000%, 06/15/2023 [f]	400	398

TOTAL CORPORATE BONDS
(cost $400)		398

WARRANTS - 0.05%	Shares
Other Investment Pools and Funds - 0.05%
Partners Value Investments LP Expiration: 06/30/2026,
Exercise Price: 32.45 CAD*g	1,893	12,196

TOTAL WARRANTS
(cost $7,160)		12,196

TOTAL INVESTMENTS - 60.07%
(cost $6,424,587)		$15,735,788

Percentages are stated as a percent of net assets.

*	- Non-income producing security.
^
- This security or a portion of this security was out on loan at September 30, 2021. Total loaned securities had a market value of $4,922 at September 30, 2021. The total collateral for the loaned securities was cash in the amount of $5,247.

[c]	- Significant Investment - Greater than 5% of net assets.
[e]	- Default or other conditions exist and the security is not presently accruing income.
[f]	- Level 2 Investment.
[g]	- Illiquid.
ADR	- American Depository Receipt.
CAD	- Canadian Dollars.

Security Valuation

Master Portfolios and Spin-off Fund equity securities that are listed on a securities exchange for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. All equity securities, including exchange-traded funds, that are traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) are valued using the NASDAQ Official Closing Price (“NOCP”). In the event market quotations are not readily available or if events occur that may materially affect the value of a particular security between the time trading ends on a particular security and the close of regular trading on the New York Stock Exchange (“NYSE”), “fair value” will be determined. Unlisted equity securities and listed equity securities not traded on the valuation date for which market quotations are readily available are valued at the last bid price. Futures, options on futures and swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or over-the-counter markets and are freely transferable will be valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace.

Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. If a composite option price is not available, then a quote provided by one of the authorized pricing vendors will be used. If neither a composite price nor a quote from an authorized pricing provider is available, and it is the day of expiration or post-expiration, expiring options will be priced at intrinsic value. Non-exchange-traded options for which over-the-counter quotations are not readily available are valued at the mean between the last bid and asked quotations. Debt obligations (including convertible securities) that are either investment grade or below investment grade and irrespective of days to maturity are valued at evaluated mean by one of the authorized third party pricing agents which rely on various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Certain instruments, such as repurchase agreements and demand notes, do not have values from third parties and are valued at amortized cost. Investments in registered open-end investment companies (including money market funds), other than exchange-traded funds, are valued at their reported net asset value (“NAV”).

Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the Board of Trustees of the Master Portfolios and the Board of Directors of the Spin- off Fund. In determining the fair value of a security, the Board of Trustees/Directors shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of the Portfolios with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Adviser or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Adviser; (vii) the liquidity or illiquidity of the market for the security; and (viii) the value of a foreign security traded on other foreign markets. At September 30, 2021, 0.55%, 0.93%, 2.94%, 0.01%, 0.40% and 0.71% of the net assets of The Global Portfolio, The Internet Portfolio, The Market Opportunities Portfolio, The Paradigm Portfolio, The Small Cap Opportunities Portfolio and The Multi-Disciplinary Income Portfolio, respectively, were fair valued securities. The other Master Portfolios and Spin-off Fund did not hold any fair valued securities at September 30, 2021.

Summary of Fair Value Exposure

Various inputs are used in determining the value of Master Portfolio’s and Spin-off Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that Master Portfolio’s and Spin-off Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Master Portfolio’s and Spin-off Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Global Portfolio

The following is a summary of the inputs used to value the The Global Portfolio's net assets as of September 30, 2021:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$10,236,678	$54,738	$120,766	$10,412,182
Unit Investment Trust	5,298,202	–	–	5,298,202
Preferred Stocks	–	–	11,845	11,845
Convertible Bonds	–	965	–	965
Warrants	–	–	12,196	12,196
Corporate Bonds	–	398	–	398
Total Investments in Securities	$15,534,880	$56,101	$144,807	$15,735,788

During the nine-month period ended September 30, 2021, there were no transfers into or out of Level 3.
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
Description	Investments in Securities
Balance as of December 31, 2020	$105,572
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	39,235
Net purchases and/or acquisitions	-
Net sales and/or write-offs	-
Transfer in and/or out of Level 3	-
Balance as of September 30, 2021	$144,807

Description	Fair Value at 9/30/2021	Valuation Techniques	Unobservable Input	Range
Common Stocks	$120,766	Followed valuation procedures and used the last traded price-fair valuation is reviewed by the board using market comparables	Intermittent market activity	$46.05 - $73.50
Preferred Stocks	$11,845	Followed valuation procedures and used the last traded price-fair valuation is reviewed by the board using market comparables	Intermittent market activity	$20.27 - $24.94
Warrants	$12,196	Followed valuation procedures and used the last traded price-fair valuation is reviewed by the board using market comparables	Intermittent market activity	$5.00 - $8.50

^ See Consolidated Portfolio of Investments for breakout of investments by industry classification.